STOCKHOLDERS' EQUITY - Common Stock (Details)	3 Months Ended
	Mar. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) Vote $ / shares shares
Class of Stock [Line Items]
Common stock subject to possible redemption, shares	33,421,570	28,283,580
Common stock value subject to possible redemption | $	$ 334,215,700	$ 282,835,800
Number of Class A common stock issued upon conversion of each share (in shares)	1
Class A Common stock
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common stock, number of votes per share | Vote	1	1
Common stock, shares issued	0	5,137,990
Common stock, shares outstanding	0	5,137,990
Common stock subject to possible redemption, shares	33,421,570	28,283,580
Common stock subject to possible redemption, redemption price per share | $ / shares	$ 10.00	$ 10.00
Net intangible assets after redemption | $	$ 5,000,001
Common stock value subject to possible redemption | $	$ 334,215,700
Class B Common stock
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000	50,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares issued	8,355,392	8,355,392
Common stock, shares outstanding	8,355,392	8,355,392
Ratio to be applied to the stock in the conversion	20